Securities - Summary of Unrealized Gains and Losses on Securities at Fair Value through Other Comprehensive Income (Detail) - CAD ($) $ in Millions	Apr. 30, 2022	Oct. 31, 2021
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 82,129	$ 78,180
Gross unrealized gains	575	723
Gross unrealized losses	(1,923)	(568)
Fair value	80,781	78,335
Canadian government debt - issued or guaranteed, Federal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	4,194	3,841
Gross unrealized gains	2	1
Gross unrealized losses	(267)	(139)
Fair value	3,929	3,703
Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	3,441	3,328
Gross unrealized gains	1	3
Gross unrealized losses	(462)	(199)
Fair value	2,980	3,132
U.S. federal, state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	32,156	34,678
Gross unrealized gains	235	353
Gross unrealized losses	(1,009)	(204)
Fair value	31,382	34,827
Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	6,547	5,949
Gross unrealized gains	3	8
Gross unrealized losses	(8)	(1)
Fair value	6,542	5,956
Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,902	2,757
Gross unrealized gains		2
Gross unrealized losses	(37)	(12)
Fair value	2,865	2,747
Asset-backed securities, CDO [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	7,213	7,074
Gross unrealized gains		1
Gross unrealized losses	(54)	(1)
Fair value	7,159	7,074
Asset-backed securities, Non CDO [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	543	580
Gross unrealized gains	1	6
Gross unrealized losses	(5)
Fair value	539	586
Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	24,858	19,731
Gross unrealized gains	32	57
Gross unrealized losses	(78)	(11)
Fair value	24,812	19,777
Equities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	275	242
Gross unrealized gains	301	292
Gross unrealized losses	(3)	(1)
Fair value	$ 573	$ 533